F/ List of principal companies included in the consolidation during 2017 (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Principal Companies and Their Country of Incorporation

The table below shows the principal companies and their country of incorporation:

Europe	Financial interest (%) as of December 31, 2017
Hoechst GmbH	Germany	100.0

Zentiva Pharma GmbH	Germany	100.0

Zentiva Inhalationsprodukte GmbH	Germany	100.0

Sanofi-Aventis Deutschland GmbH	Germany	100.0

Aventis Beteiligungsverwaltung GmbH	Germany	100.0

Genzyme GmbH	Germany	100.0

Sanofi-Aventis GmbH	Austria	100.0

Sanofi Belgium	Belgium	100.0

Sanofi European Treasury Center	Belgium	100.0

Genzyme Flanders BVBA	Belgium	100.0

Sanofi-Aventis Denmark A/S	Denmark	100.0

Sanofi-Aventis SA	Spain	100.0

Sanofi Oy	Finland	100.0

Sanofi	France	100.0

Sanofi-Aventis France	France	100.0

Sanofi Winthrop Industries	France	100.0

Sanofi-Aventis Recherche et Développement	France	100.0

Sanofi-Aventis Groupe	France	100.0

Sanofi CLIR	France	50.1

Sanofi Chimie	France	100.0

Francopia	France	100.0

Sanofi-Aventis Europe SAS	France	100.0

Sanofi-Aventis Participations SAS	France	100.0

Genzyme SAS	France	100.0

Genzyme Polyclonals SAS	France	100.0

Sanofi Pasteur (France) SA	France	100.0

Aventis Pharma SA (France)	France	100.0

Sanofi-Aventis Am Nord SAS	France	100.0

Zentiva France	France	100.0

Aventis Agriculture	France	100.0

Biopark By Sanofi	France	100.0

Chattem Greece S.A.	Greece	100.0

Sanofi-Aventis A.E.B.E	Greece	100.0

Sanofi-Aventis Private Co, Ltd	Hungary	99.6

Chinoin Private Co. Ltd	Hungary	99.6

Carraig Insurance DAC	Ireland	100.0

Sanofi-Aventis Ireland Ltd	Ireland	100.0

Europe	Financial interest (%) as of December 31, 2017

Genzyme Ireland Limited	Ireland	100.0

Sanofi Spa	Italy	100.0

Genzyme Global Sarl	Luxembourg	100.0

Sanofi-Aventis Norge AS	Norway	100.0

Sanofi-Aventis Netherlands B.V.	Netherlands	100.0

Genzyme Europe BV	Netherlands	100.0

Sanofi-Aventis Sp. z.o.o.	Poland	100.0

Winthrop Farmaceutica Portugal Lda	Portugal	100.0

Sanofi Produtos Farmaceuticos Lda	Portugal	100.0

Zentiva, k.s.	Czech Republic	100.0

Zentiva Group, a.s.	Czech Republic	100.0

Sanofi-Aventis, s.r.o.	Czech Republic	100.0

Sanofi-Aventis Romania SRL	Romania	100.0

Sanofi-Synthelabo Ltd	United Kingdom	100.0

Sanofi Pasteur Holding Limited	United Kingdom	100.0

Chattem Limited (UK)	United Kingdom	100.0

Sanofi-Aventis UK Holdings Limited	United Kingdom	100.0

Genzyme Limited	United Kingdom	100.0

May and Baker Limited	United Kingdom	100.0

Aventis Pharma Limited	United Kingdom	100.0

Fisons Limited	United Kingdom	100.0

Limited Liability Zentiva Pharma	Russia	100.0

Sanofi-Aventis Vostok	Russia	100.0

AO Sanofi Russia	Russia	100.0

Zentiva a.s.	Slovakia	98.9

Sanofi-Aventis Pharma Slovakia s.r.o.	Slovakia	100.0

Sanofi AB	Sweden	100.0

Sanofi SA (Sanofi AG)	Switzerland	100.0

Sanofi-Aventis (Suisse) SA	Switzerland	100.0

Pharmaton	Switzerland	100.0

Zentiva Saglik Urunleri Sanayi ve Ticaret A.S.	Turkey	100.0

Sanofi-Aventis Ilaclari Limited Sirketi	Turkey	100.0

Sanofi Pasteur Asi Ticaret A.S.	Turkey	100.0

Sanofi-Aventis Ukraine	Ukraine	100.0

United States	Financial interest (%) as of December 31, 2017

Sanofi US Services Inc	United States	100.0

Sanofi-Aventis US LLC	United States	100.0

Sanofi Pasteur Biologics, LLC	United States	100.0

Chattem, Inc.	United States	100.0

United States	Financial interest (%) as of December 31, 2017

Sanofi Pasteur VaxDesign Corporation	United States	100.0

Carderm Capital L.P.	United States	100.0

Aventisub LLC	United States	100.0

Genzyme Corporation	United States	100.0

Armour Pharmaceutical Company	United States	100.0

Sanofi Pasteur Inc.	United States	100.0

Protein Sciences Corporation	United States	100.0

Aventis Inc.	United States	100.0

VaxServe, Inc.	United States	100.0

Other Countries	Financial interest (%) as of December 31, 2017
Sanofi-Aventis South Africa (Pty) Ltd	South Africa	100.0

Zentiva South Africa (Pty) Ltd	South Africa	100.0

Sanofi-Aventis Algérie	Algeria	100.0

Winthrop Pharma Saidal SPA	Algeria	70.0

Sanofi-Aventis Argentina S.A.	Argentina	100.0

Genzyme de Argentina SA	Argentina	100.0

Sanofi-Aventis Healthcare Pty Ltd	Australia	100.0

Sanofi-Aventis Australia Pty Ltd	Australia	100.0

Medley Farmaceutica Ltda	Brazil	100.0

Sanofi-Aventis Farmaceutica Ltda	Brazil	100.0

Sanofi-Aventis Canada Inc.	Canada	100.0

Sanofi Consumer Health Inc	Canada	100.0

Sanofi Pasteur Limited (Canada)	Canada	100.0

Sanofi-Aventis de Chile SA	Chile	100.0

Sanofi (Hangzhou) Pharmaceuticals Co., Ltd	China	100.0

Sanofi (China) Investment Co., Ltd	China	100.0

Sanofi Beijing Pharmaceuticals Co.Ltd	China	100.0

Shenzhen Sanofi pasteur Biological Products Co, Ltd	China	100.0

Winthrop Pharmaceuticals de Colombia SA	Colombia	100.0

Genfar S.A.	Colombia	100.0

Sanofi-Aventis de Colombia S.A.	Colombia	100.0

Sanofi-Aventis Korea Co. Ltd	South Korea	100.0

Genzyme Korea Co Ltd	South Korea	100.0

Sanofi-Aventis Gulf FZE	United Arab Emirates	100.0

Sanofi-Aventis del Ecuador S.A.	Ecuador	100.0

Sanofi Egypt S.A.E	Egypt	99.8

Sanofi-Aventis de Guatemala S.A.	Guatemala	100.0

Sunstone China Limited	Hong Kong	100.0

Sanofi-Aventis Hong-Kong Limited	Hong Kong	100.0

Sanofi-Synthelabo (India) Private Ltd	India	100.0

Sanofi India Limited	India	60.4

Other Countries	Financial interest (%) as of December 31, 2017

Shantha Biotechnics Private Ltd	India	98.7

PT Aventis Pharma	Indonesia	80.0

Sanofi-Aventis Israël Ltd	Israel	100.0

Sanofi K.K.	Japan	100.0

SSP Co., Ltd	Japan	100.0

Winthrop Pharmaceuticals (Malaysia) SDN. BHD.	Malaysia	100.0

Sanofi-Aventis (Malaysia) SDN. BHD.	Malaysia	100.0

Sanofi-Aventis Maroc	Morocco	100.0

Sanofi-Aventis de Mexico S.A de CV	Mexico	100.0

Sanofi-Aventis Winthrop SA de CV	Mexico	100.0

Sanofi Pasteur SA de CV	Mexico	100.0

Sanofi-Aventis Pakistan Ltd	Pakistan	52.9

Sanofi-Aventis de Panama S.A.	Panama	100.0

Sanofi-Aventis Latin America SA	Panama	100.0

Sanofi-Aventis del Peru SA	Peru	100.0

Genfar Peru S.A.	Peru	100.0

Sanofi-Aventis Philippines Inc	Philippines	100.0

Sanofi-Aventis de la Republica Dominicana S.A.	Dominican Republic	100.0

Sanofi-Aventis Singapore Pte Ltd	Singapore	100.0

Aventis Pharma (Manufacturing) PTE LTD	Singapore	100.0

Sanofi Taiwan Co Ltd	Taiwan	100.0

Zentiva (Thailand) limited	Thailand	100.0

Sanofi-Aventis Thailand Ltd	Thailand	100.0

Sanofi-Aventis Pharma Tunisie	Tunisia	100.0

Winthrop Pharma Tunisie	Tunisia	100.0

Sanofi-Aventis de Venezuela SA	Venezuela	100.0

Sanofi-Synthelabo Vietnam	Vietnam	70.0

Sanofi Vietnam Shareholding Company	Vietnam	100.0

Summary of Principal Investments Accounted for Using the Equity Method

F.2. Principal investments accounted for using the equity method

	Financial interest (%) as of December 31, 2017
Infraserv GmbH & Co. Höchst KG	Germany	31.2

Bristol-Myers Squibb / Sanofi Canada Partnership	Canada	49.9

China Resources Sanjiu Sanofi Consumer Healthcare Ltd	China	30.0

Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership	United States	49.9

Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership	United States	49.9

Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico	United States	49.9

Bristol-Myers Squibb / Sanofi-Synthélabo Partnership	United States	49.9

Bristol-Myers Squibb / Sanofi-Synthélabo Puerto Rico Partnership	United States	49.9

Regeneron Pharmaceuticals, Inc.	United States	22.2

Onduo LLC	United States	50.0

Maphar	Morocco	48.3

Bio Atrium AG	Switzerland	50.0